NOTES PAYABLE (Details 2) - USD ($)	Jul. 31, 2017	Apr. 30, 2017	Apr. 30, 2016
Total	$ 698,000	$ 145,000
Less discount	(512,248)	(136,284)	$ 0
Net	185,752	8,716
Convertible Notes [Member] | Accredited investor [Member]
Total	145,000	145,000
Convertible Notes [Member] | Accredited investor one [Member]
Total	115,000
Convertible Notes [Member] | Accredited investor two [Member]
Total	60,000
Convertible Notes [Member] | Accredited investor three [Member]
Total	173,000
Convertible Notes [Member] | Accredited investor four [Member]
Total	80,000
Convertible Notes [Member] | Accredited investor five [Member]
Total	$ 125,000